Guarantor/Non-Guarantor Subsidiary Financial Information (Statement of Operations) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Net revenue	$ 2,014	$ 1,961	$ 4,000	$ 3,935	$ 8,623	$ 8,516	$ 8,268
Cost of goods sold	1,250	1,227	2,506	2,479	5,465	5,419	5,278
Gross profit	764	734	1,494	1,456	3,158	3,097	2,990
Operating expenses:
Operating	180	171	358	344	740	715	744
Selling, general and administrative, including stock-based compensation	155	138	303	293	615	588	535
Depreciation	33	33	66	63	127	126	135
Amortization of intangible assets	112	107	223	211	431	400	439
Intercompany management expense (income)	0	0	0	0	0	0	0
Operating expenses	480	449	950	911	1,913	1,829	1,853
Operating income	284	285	544	545	1,245	1,268	1,137
Other (expense) income:
Equity in losses of investee	(2)	(2)	(3)	(1)	(4)	(4)	(2)
Gains on financial instruments	0	3	0	15	15	48	50
Interest expense, net	(60)	(50)	(122)	(113)	(214)	(233)	(229)
Foreign currency gain (loss)	1	0	0	(1)	1	2	(2)
Loss on extinguishment of debt	0	(16)	0	(57)	(57)	0	0
Intercompany interest (expense) income					0	0	0
Nonoperating income (expense)	(61)	(65)	(125)	(157)	(259)	(187)	(183)
Income before income taxes	223	220	419	388	986	1,081	954
Income tax expense	(83)	(81)	(157)	(143)	(353)	(394)	(342)
Equity in earnings of subsidiaries, net of tax	0	0	0	0	0	0	0
Net income	140	139	262	245	633	687	612
Less net income attributable to the noncontrolling interest	(10)	(13)	(19)	(25)	(45)	(63)	(52)
Net income attributable to QVC, Inc. stockholder	130	126	243	220	588	624	560
Parent company
Condensed Financial Statements, Captions [Line Items]
Net revenue	1,368	1,326	2,692	2,640	5,914	5,653	5,485
Cost of goods sold	850	836	1,692	1,679	3,804	3,644	3,507
Gross profit	518	490	1,000	961	2,110	2,009	1,978
Operating expenses:
Operating	42	38	82	75	168	140	166
Selling, general and administrative, including stock-based compensation	243	227	466	463	1,028	1,002	947
Depreciation	10	9	19	19	38	35	36
Amortization of intangible assets	58	51	110	102	204	204	242
Intercompany management expense (income)	20	15	40	32	50	60	89
Operating expenses	373	340	717	691	1,488	1,441	1,480
Operating income	145	150	283	270	622	568	498
Other (expense) income:
Equity in losses of investee	0	0	0	0	0	0	0
Gains on financial instruments		0		12	12	48	50
Interest expense, net	(60)	(50)	(113)	(112)	(214)	(233)	(230)
Foreign currency gain (loss)	(1)	(1)	(3)	(2)	(13)	(10)	(3)
Loss on extinguishment of debt		(16)		(57)	(57)
Intercompany interest (expense) income					(16)	(13)	(9)
Nonoperating income (expense)	(66)	(71)	(126)	(166)	(288)	(208)	(192)
Income before income taxes	79	79	157	104	334	360	306
Income tax expense	(27)	(21)	(7)	(32)	(119)	(116)	(110)
Equity in earnings of subsidiaries, net of tax	88	81	112	173	418	443	416
Net income	140	139	262	245	633	687	612
Less net income attributable to the noncontrolling interest	(10)	(13)	(19)	(25)	(45)	(63)	(52)
Net income attributable to QVC, Inc. stockholder	130	126	243	220	588	624	560
Guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net revenue	187	182	364	365	841	819	790
Cost of goods sold	23	23	48	49	107	116	120
Gross profit	164	159	316	316	734	703	670
Operating expenses:
Operating	49	48	95	93	214	206	201
Selling, general and administrative, including stock-based compensation	1	0	(1)	0	0	1	0
Depreciation	1	2	3	3	6	4	4
Amortization of intangible assets	38	36	77	70	146	130	133
Intercompany management expense (income)	(5)	(4)	(8)	(7)	1	(14)	(27)
Operating expenses	84	82	166	159	367	327	311
Operating income	80	77	150	157	367	376	359
Other (expense) income:
Equity in losses of investee	0	0	0	0	0	0	0
Gains on financial instruments		0		0	0	0	0
Interest expense, net	0	(1)	0	(1)	0	0	0
Foreign currency gain (loss)	0	0	0	(1)	0	4	(2)
Loss on extinguishment of debt		0		0	0
Intercompany interest (expense) income					51	51	53
Nonoperating income (expense)	13	11	26	23	51	55	51
Income before income taxes	93	88	176	180	418	431	410
Income tax expense	(28)	(32)	(52)	(60)	(132)	(141)	(124)
Equity in earnings of subsidiaries, net of tax	29	11	(19)	26	67	93	70
Net income	94	67	105	146	353	383	356
Less net income attributable to the noncontrolling interest	0	0	0	0	0	0	0
Net income attributable to QVC, Inc. stockholder	94	67	105	146	353	383	356
Non-guarantor subsidiaries
Condensed Financial Statements, Captions [Line Items]
Net revenue	692	681	1,399	1,389	2,914	3,078	2,988
Cost of goods sold	432	427	878	871	1,831	1,941	1,906
Gross profit	260	254	521	518	1,083	1,137	1,082
Operating expenses:
Operating	89	85	181	176	358	369	377
Selling, general and administrative, including stock-based compensation	89	80	181	169	356	337	328
Depreciation	22	22	44	41	83	87	95
Amortization of intangible assets	16	20	36	39	81	66	64
Intercompany management expense (income)	(15)	(11)	(32)	(25)	(51)	(46)	(62)
Operating expenses	201	196	410	400	827	813	802
Operating income	59	58	111	118	256	324	280
Other (expense) income:
Equity in losses of investee	(2)	(2)	(3)	(1)	(4)	(4)	(2)
Gains on financial instruments		3		3	3	0	0
Interest expense, net	0	1	(9)	0	0	0	1
Foreign currency gain (loss)	2	1	3	2	14	8	3
Loss on extinguishment of debt		0		0	0
Intercompany interest (expense) income					(35)	(38)	(44)
Nonoperating income (expense)	12	(5)	(5)	(14)	(22)	(34)	(42)
Income before income taxes	71	53	106	104	234	290	238
Income tax expense	(28)	(28)	(98)	(51)	(102)	(137)	(108)
Equity in earnings of subsidiaries, net of tax	0	0	0	0	0	0	0
Net income	43	25	8	53	132	153	130
Less net income attributable to the noncontrolling interest	(10)	(13)	(19)	(25)	(45)	(63)	(52)
Net income attributable to QVC, Inc. stockholder	33	12	(11)	28	87	90	78
Eliminations
Condensed Financial Statements, Captions [Line Items]
Net revenue	(233)	(228)	(455)	(459)	(1,046)	(1,034)	(995)
Cost of goods sold	(55)	(59)	(112)	(120)	(277)	(282)	(255)
Gross profit	(178)	(169)	(343)	(339)	(769)	(752)	(740)
Operating expenses:
Operating	0	0	0	0	0	0	0
Selling, general and administrative, including stock-based compensation	(178)	(169)	(343)	(339)	(769)	(752)	(740)
Depreciation	0	0	0	0	0	0	0
Amortization of intangible assets	0	0	0	0	0	0	0
Intercompany management expense (income)	0	0	0	0	0	0	0
Operating expenses	(178)	(169)	(343)	(339)	(769)	(752)	(740)
Operating income	0	0	0	0	0	0	0
Other (expense) income:
Equity in losses of investee	0	0	0	0	0	0	0
Gains on financial instruments		0		0	0	0	0
Interest expense, net	0	0	0	0	0	0	0
Foreign currency gain (loss)	0	0	0	0	0	0	0
Loss on extinguishment of debt		0		0	0
Intercompany interest (expense) income					0	0	0
Nonoperating income (expense)	(20)	0	(20)	0	0	0	0
Income before income taxes	(20)	0	(20)	0	0	0	0
Income tax expense	0	0	0	0	0	0	0
Equity in earnings of subsidiaries, net of tax	(117)	(92)	(93)	(199)	(485)	(536)	(486)
Net income	(137)	(92)	(113)	(199)	(485)	(536)	(486)
Less net income attributable to the noncontrolling interest	10	13	19	25	45	63	52
Net income attributable to QVC, Inc. stockholder	$ (127)	$ (79)	$ (94)	$ (174)	$ (440)	$ (473)	$ (434)